Equity-Accounted Investees - Summary Of Financial Position Of Wallbox (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Joint ventures where entity is venturer [member] | Wallbox Fawsn [Member]
Disclosure of joint ventures [line items]
Proportion of voting rights held in joint venture	50.00%	50.00%